Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties	¥ 104,154	$ 15,101	¥ 155,512
Amounts due from related parties, non-current:
Amounts due from related parties	59,880	8,682	81,000
Amounts due to related parties, current:
Amounts due to related parties	3,521,646	510,591	2,634,089
Amounts due to related parties, non-current:
Amounts due to related parties	100,941	14,635	780,615
Baidu
Amounts due from related parties, current:
Amounts due from related parties	19,986	2,898	34,894
Amounts due to related parties, current:
Amounts due to related parties	1,877,298	272,183	1,402,493
Amounts due to related parties, non-current:
Amounts due to related parties	1,828	265	2,989
Baidu | Loans
Amounts due to related parties, current:
Amounts due to related parties	700,000	101,490	50,000
Amounts due to related parties, non-current:
Amounts due to related parties	0	0	650,000
Others
Amounts due from related parties, current:
Amounts due from related parties	84,168	12,203	120,618
Amounts due from related parties, non-current:
Amounts due from related parties	59,880	8,682	81,000
Amounts due to related parties, current:
Amounts due to related parties	923,162	133,846	969,794
Amounts due to related parties, non-current:
Amounts due to related parties	1,398	203	35
Equity Investee | Deferred Revenue
Amounts due to related parties, current:
Amounts due to related parties	21,186	3,072	211,802
Amounts due to related parties, non-current:
Amounts due to related parties	¥ 97,715	$ 14,167	¥ 127,591